Guarantor Financial Statements Guarantor Financial Statements (Details) - Subsidiary	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Number of non-guarantor foreign subsidiary	1	1
Percent of non-guarantor subsidiary to pretax income (as percent)	3.00%